Customer and Supplier Concentration (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Customer and Supplier Concentration (Details) [Line Items]
Concentration risk, percentage	10.00%
Accounts Receivable [Member]
Customer and Supplier Concentration (Details) [Line Items]
Concentration risk, percentage	10.00%		10.00%
Revenue [Member]
Customer and Supplier Concentration (Details) [Line Items]
Concentration risk, percentage	10.00%	10.00%